FAIR VALUE MEASUREMENT - Market Valuation Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Credit and funding valuation adjustments contra-liability (contra-asset)
Counterparty CVA	$ (1,488)	$ (1,470)
Asset FVA	(536)	(584)
Citigroup (own-credit) CVA	459	471
Liability FVA	62	106
Total CVA—derivative instruments	(1,503)	(1,477)
Credit, Funding and Debt Valuation Adjustments Gain (Loss) [Abstract]
Counterparty CVA	157	(115)	$ (43)
Asset FVA	47	(66)	(518)
Own-credit CVA	17	(28)	(65)
Liability FVA	(44)	97	19
Total CVA—derivative instruments	177	(112)	(607)
DVA related to own FVO liabilities	(538)	367	217
Total CVA and DVA	$ (361)	$ 255	$ (390)